LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	7 Months Ended	12 Months Ended
		May 31, 2019	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss			¥ (56,371)	$ (453,978)	¥ (3,160,507)	¥ (1,619,152)
Add: Accretion to redemption value of convertible redeemable preferred shares				(79,295)	(552,036)	(1,571,182)
Add: Deemed distribution to a certain holder of Series B convertible redeemable preferred shares				(306)	(2,127)
Less: Net loss attributable to non-controlling interests				(298)	(2,074)
Net loss attributable to the Company's ordinary shareholders and angel shareholders			¥ (56,371)	$ (533,281)	¥ (3,712,596)	¥ (3,190,334)
Denominator:
Weighted average number of shares outstanding used in calculating basic and diluted loss per share	[1]		375,000,000	1,609,200,055	1,609,200,055	739,037,500
Basic and diluted loss per share: | (per share)	[1]		¥ (0.15)	$ (0.33)	¥ (2.31)	¥ (4.32)
Shares excluded from the calculation of diluted loss per share			0	19,753,888	19,753,888	817,031
Share split ratio		500		500	500

[1]	1-to-500 share split concurrent with the completion of IPO in May 2019 was accounted for on a retrospective basis for the calculation of basic and diluted loss per share as if it was completed at the inception of the Company.